Share-Based Compensation - Summary of the Option Activities (Detail) ¥ / shares in Units, ¥ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2022 $ / shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding at beginning balance | shares		13,102,590		7,409,599		7,409,599
Number of Options, Granted | shares		2,199,826		3,659,823
Number of Options, Forfeited | shares		(397,723)		(122,712)
Number of Options, Exercised | shares		(66,945)
Number of Options, Outstanding at ending balance | shares		14,837,748		10,946,710		13,102,590	7,409,599
Weighted Average Exercise Price, Outstanding at beginning balance | $ / shares	$ 1.6		$ 1.32		$ 1.32
Weighted Average Exercise Price, Granted | $ / shares	0.65		2.21
Weighted Average Exercise Price, Forfeited | $ / shares	1.32		0.9
Weighted–Average Exercise Price, Exercised | $ / shares	0.3
Weighted Average Exercise Price, Outstanding at ending balance | $ / shares	1.47		1.62		1.6
Weighted-Average Grant Date Fair Value, Outstanding at beginning balance | (per share)	1.1	¥ 7.21	0.47	¥ 3.28	0.47	¥ 3.28
Weighted-Average Grant Date Fair Value, Granted | (per share)	0.35	2.22	2.54	16.44
Weighted-Average Grant Date Fair Value, Forfeited | (per share)	0.68	4.4	0.54	3.69
Weighted–Average Grant Date Fair Value, Exercised | (per share)	0.29	2
Weighted-Average Grant Date Fair Value, Outstanding at ending balance | (per share)	$ 1	¥ 6.57	$ 1.16	¥ 7.68	$ 1.1	¥ 7.21	¥ 3.28
Weighted Average Remaining Contractual Term, Outstanding at bagging balance (In Years)		8 days 10 hours		8 days 19 hours		8 days 20 hours	8 days 21 hours
Weighted Average Remaining Contractual Term, Outstanding at ending balance		8 days 10 hours		8 days 19 hours		8 days 20 hours	8 days 21 hours
Aggregate Intrinsic Value, Outstanding at beginning balance | ¥		¥ 12,335		¥ 112,024		¥ 112,024
Aggregate Intrinsic Value, Forfeited | ¥
Aggregate Intrinsic Value, Outstanding at ending balance | ¥		¥ 14,455		¥ 99,325		¥ 12,335	¥ 112,024